Offsets	Feb. 17, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	F-4
File Number	333-274701
Initial Filing Date	Sep. 26, 2023
Fee Offset Claimed	$ 40,863.68
Explanation for Claimed Amount	The Registrant previously registered 68,801,188 Ordinary Shares and 21,000,000 Ordinary Shares underlying Public Warrants and Private Warrants, under a registration statement on Form F-4 (File No. 333-274701) ("Prior Registration Statement") and deposited $109,534.00 as registration fees on September 29, 2023. None of the warrants have subsequently been exercised, and consequently, none of the 21,000,000 Ordinary Shares, have been issued or sold under the Prior Registration Statement. The Registrant subsequently filed a Registration Statement on Form F-1 (File No. 333-280095) which was declared effective on September 30, 2024 (the "Prior F-1 Registration Statement"). The Prior F-1 Registration Statement registered 36,010,890 Ordinary Shares and the 21,000,000 Ordinary Shares underlying the Public Warrants and Private Warrants and offset $70,146.56 in previously paid registration fees. None of the Public Warrants and Private Warrants have been exercised since, and consequently, none of the 21,000,000 Ordinary Shares underlying the warrants have been issued or sold under the Prior F-1 Registration Statement. In addition, of the 36,010,890 Ordinary Shares a total of 35,888,325 Ordinary Shares remain unsold by the selling securityholders. The Registrant has terminated the offering of all unsold securities under the Prior F-1 Registration Statement by means of a post-effective amendment thereto. In accordance with Rule 457(p), the Registrant has thus offset $40,863.68 of previously paid but unused registration fees otherwise payable in connection with this Registration Statement in relation to the 35,888,325 Ordinary Shares.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	F-4
File Number	333-274701
Initial Filing Date	Sep. 26, 2023
Fee Offset Claimed	$ 57,262.47
Explanation for Claimed Amount	The Registrant previously registered 68,801,188 Ordinary Shares and 21,000,000 Ordinary Shares underlying Public Warrants and Private Warrants, under a registration statement on Form F-4 (File No. 333-274701) ("Prior Registration Statement") and deposited $109,534.00 as registration fees on September 29, 2023. None of the warrants have subsequently been exercised, and consequently, none of the 21,000,000 Ordinary Shares, have been issued or sold under the Prior Registration Statement. The Registrant subsequently filed a Registration Statement on Form F-1 (File No. 333-280095) which was declared effective on September 30, 2024 (the "Prior F-1 Registration Statement"). The Prior F-1 Registration Statement registered 36,010,890 Ordinary Shares and the 21,000,000 Ordinary Shares underlying the Public Warrants and Private Warrants and offset $70,146.56 in previously paid registration fees. None of the Public Warrants and Private Warrants have been exercised since, and consequently, none of the 21,000,000 Ordinary Shares underlying the warrants have been issued or sold under the Prior F-1 Registration Statement. In addition, of the 36,010,890 Ordinary Shares a total of 35,888,325 Ordinary Shares remain unsold by the selling securityholders. The Registrant has terminated the offering of all unsold securities under the Prior F-1 Registration Statement by means of a post-effective amendment thereto. In accordance with Rule 457(p), the Registrant has thus offset $57,262.47 of previously paid but unused registration fees otherwise payable in connection with this Registration Statement in relation to the 21,000,000 Ordinary Shares underlying the warrants.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	SCHMID Group N.V.
Form or Filing Type	F-4
File Number	333-274701
Filing Date	Sep. 26, 2023
Fee Paid with Fee Offset Source	$ 98,126.15
Offset Note	The Registrant previously registered 68,801,188 Ordinary Shares and 21,000,000 Ordinary Shares underlying Public Warrants and Private Warrants, under a registration statement on Form F-4 (File No. 333-274701) ("Prior Registration Statement") and deposited $109,534.00 as registration fees on September 29, 2023. None of the warrants have subsequently been exercised, and consequently, none of the 21,000,000 Ordinary Shares, have been issued or sold under the Prior Registration Statement. The Registrant subsequently filed a Registration Statement on Form F-1 (File No. 333-280095) which was declared effective on September 30, 2024 (the "Prior F-1 Registration Statement"). The Prior F-1 Registration Statement registered 36,010,890 Ordinary Shares and the 21,000,000 Ordinary Shares underlying the Public Warrants and Private Warrants and offset $70,146.56 in previously paid registration fees. None of the Public Warrants and Private Warrants have been exercised since, and consequently, none of the 21,000,000 Ordinary Shares underlying the warrants have been issued or sold under the Prior F-1 Registration Statement. In addition, of the 36,010,890 Ordinary Shares a total of 35,888,325 Ordinary Shares remain unsold by the selling securityholders. The Registrant has terminated the offering of all unsold securities under the Prior F-1 Registration Statement by means of a post-effective amendment thereto on February 13, 2026. In accordance with Rule 457(p), the Registrant has thus offset $97,684.57 of previously paid but unused registration fees otherwise payable in connection with this Registration Statement in relation to the 35,888,325 Ordinary Shares ($40,863.68 based on the average of the high and low prices of the Ordinary Shares as reported on Nasdaq Capital Market on February 13, 2026 ($8.245)) and the 21,000,000 Ordinary Shares underlying the warrants ($57,262.47).